Financial Instruments (Details 2) - USD ($) $ / shares in Units, $ in Thousands		8 Months Ended	12 Months Ended
		Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2015	Apr. 16, 2014	Apr. 29, 2013
Key inputs used in investor option liability valuation
Fair value per ordinary share (in dollars per share)		$ 14.10	$ 14.24	$ 14.10	$ 19.50
Gain (Loss) on fair value change of investor option liability	[1],[2]		$ (46,972)	$ 21,064
Investor option liability
Key inputs used in investor option liability valuation
Gain (Loss) on fair value change of investor option liability		$ 21,064	(46,972)
Financial instruments measured on a recurring basis | Investor option liability
Key inputs used in investor option liability valuation
Expected dividend yield (as a percent)				0.00%
Risk-free interest rate (as a percent)				0.30%
Expected volatility (as a percent)				53.00%
Expected life (in years)				1 year 4 months 24 days
Fair value per ordinary share (in dollars per share)		$ 14.10		$ 14.10
Investor option liability						$ 76,500	$ 50,600
Gain (Loss) on fair value change of investor option liability			$ (47,000)	$ 21,100
Financial instruments measured on a recurring basis | Investor option liability | Alibaba
Key inputs used in investor option liability valuation
Minimum percentage of shares sold (as a percent)				25.00%

[1]	The above consolidated statements of cash flows present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).
[2]	The above consolidated statements of income (loss) and comprehensive income (loss) present the Weibo Funds acquired from SINA on June 30, 2015 as if they had been owned by the Group for all periods presented in accordance with ASC Subtopic 805-50 (See Note 6 “Acquisitions”).